Commitments And Contingent Liabilities (Schedule Of Operating Leases) (Details) $ in Thousands	Nov. 30, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 34,358
2016	28,524
2017	23,695
2018	19,885
2019	13,994
Thereafter	$ 16,658